Employee compensation and benefits - Average number of employees employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Average number of employees	242,850	244,788	246,933
Europe
Disclosure of geographical areas [line items]
Average number of employees	67,007	70,301	71,196
Asia
Disclosure of geographical areas [line items]
Average number of employees	127,992	125,004	122,282
Middle East and North Africa
Disclosure of geographical areas [line items]
Average number of employees	9,798	10,408	12,021
North America
Disclosure of geographical areas [line items]
Average number of employees	17,350	18,610	20,353
Latin America
Disclosure of geographical areas [line items]
Average number of employees	20,703	20,465	21,081